Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Parties [Abstract]
Schedule of Transactions with Related Parties

The compensation of key management personnel of the Group is analysed as follows:

	2022	2021	2020
Directors’ fee	854	511	412
Short-term employee benefits	1,851	1,934	2,026
Social security contributions and defined contribution plans	685	692	634
Employee benefit obligations	125	132	137
Expenses for stock options	998	—	—
Total	4,513	3,269	3,209

The aggregate value of transactions and outstanding balances related to directors were as follows.

	2022		2021		2020
	Cost	Amounts due	Cost	Amounts due	Cost	Amounts due
Legal services	33	—	86	—	392	—
Total	33	—	86	—	392	—

The following tables provide the total amount of transactions that have been entered into with such related parties for the relevant financial year. Such transactions have been conducted at arm’s length.

December 31, 2022

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	59,838	—	3,697	5,314	—
Nars Miami LLCC (associate)	1,484	16	—	231	59
Natuzzi Texas LLC (joint venture)	992	—	—	1,193	—
Natuzzi Stores (UK) LTD (associate)	7,110	—	—	14	—
Natuzzi Design S.a.s.	2,550	—	—	426	—
Natuzzi Arredamenti S.r.l.	1,734	26	—	231	—
Natuzzi Sofa S.r.l.	399	—	—	48	—
Total	74,107	42	3,697	7,457	59

December 31, 2021

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	48,457	—	1,490	6,953	—
Nars Miami LLCC (associate)	806	—	254	123	—
Natuzzi Texas LLC (joint venture)	—	—	—	—	—
Natuzzi Stores (UK) LTD (associate)	—	—	—	—	—
Natuzzi Design S.a.s.	1,820	—	—	710	—
Natuzzi Arredamenti S.r.l.	989	—	—	191	—
Natuzzi Sofa S.r.l.	232	—	—	51	—
Total	52,304	—	1,744	8,028	—

December 31, 2020

	Sales	Expenses	Dividends received	Amounts owed by related parties	Amounts due to related parties
Natuzzi Trading Shanghai Co, Ltd. (joint venture)	38,401	9	2,335	5,961	—
Nars Miami LLCC (associate)	406	—	—	27	—
Natuzzi Design S.a.s.	1,734	—	—	888	—
Natuzzi Arredamenti S.r.l.	827	—	—	279	—
Natuzzi Sofa S.r.l.	238	—	—	47	—
Total	41,606	9	2,335	7,202	—